EXHIBIT 99.7

NISSAN MASTER OWNER TRUST

RECEIVABLES — 2017-C SERIES

Period	Collection	Accrual	Distribution
From	01-Oct-18	15-Oct-18	15-Nov-18
To	31-Oct-18	15-Nov-18
Days	31

Description of Collateral

On the Distribution Date, the Series 2017-C balances were:

Notes	$1,250,000,000.00
1,250,000,000.00
Principal Amount of Debt	1,250,000,000.00
Required Overcollateralization	$293,210,000.00
Required Overcollateralization Increase - MPR < 35%	$0.00
Required Overcollateralization Increase - MPR < 30%	$0.00
Incremental Overcollateralization Amount	$5,729,034.01
Series Nominal Liquidation Amount	1,548,939,034.01

Required Participation Amount	$1,548,939,034.01
Excess Receivables	$181,541,486.24

Total Collateral	1,730,480,520.25

Collateral as Percent of Notes	138.44%

NMOTR Trust Pool Activity

During the past Collection Period, the following activity occurred:

NMOTR
Total Pool
Beginning Gross Principal Pool Balance	$5,731,440,476.76
Total Principal Collections	($2,315,061,471.76)
Investment in New Receivables	$2,692,958,688.93
Receivables Added for Additional Accounts	$0.00
Repurchases	($65,649,358.61)
Principal Default Amounts	$0.00
Principal Reallocation	$0.00
New Series Issued During Collection Period	$0.00
Less Net CMA Offset	($671,486,765.75)
Less Servicing Adjustment	($5,342,166.86)

Ending Balance	$5,366,859,402.71

SAP for Next Period	30.95%

Average Receivable Balance	$5,439,251,921.70
Monthly Payment Rate	42.56%

Interest Collections

During the past collection period, the following activity occurred:

NMOTR
Total Pool
Total Interest Collections	$19,421,979.32
Principal Reallocations	0.00
Recoveries on Receivables Written Off	0.00

Total Available	$19,421,979.32

Series Allocation Percentage at Month-End	30.95%
Floating Allocation Percentage at Month-End	98.06%

Expected Final Payment Date	Accumulation Period	Early Redemption Period
10/15/2020	4/1/2020	No

Accumulation Account
Beginning	—
Payout	—
Additions	—

Ending Balance	—

Distributions to Investors
Days	31
LIBOR	2.279500%
Applicable Margin	0.320000%
	2.599500%

	Actual	Per $1000
Interest	2,798,072.92	2.24
Principal	—	—

		2.24
Total Due Investors	2,798,072.92
Servicing Fee	1,286,008.33

Excess Cash Flow	1,809,717.52

Reserve Account
Required Balance	$6,250,000.00
Current Balance	$6,250,000.00

Deficit/(Excess)	$—

‘Status Trigger’
	Threshold	Actual
Status Percentage	10.2%	1.94%
Pass / Fail	PASS
Seller’s Interest as a percent of the notes of each series		30.11%